CAPITAL STOCK TRANSACTIONS (10-K)	12 Months Ended
Dec. 31, 2010
CAPITAL STOCK TRANSACTIONS [Abstract]
CAPITAL STOCK TRANSACTIONS

11.      CAPITAL STOCK TRANSACTIONS

A.       EMPLOYEE AND DIRECTOR STOCK PURCHASE PROGRAM

On March 26, 2002, the Board of Directors of UTG adopted, and on June 11, 2002, the shareholders of UTG approved, the UTG, Inc. Employee and Director Stock Purchase Plan.  The plan’s purpose was to encourage ownership of UTG stock by eligible directors and employees of UTG and its subsidiaries by providing them with an opportunity to invest in shares of UTG common stock.  The plan was administered by the Board of Directors of UTG.  A total of 400,000 shares of common stock could have been purchased under the plan, subject to appropriate adjustment for stock dividends, stock splits or similar recapitalizations resulting in a change in shares of UTG.  The plan was not intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code.

The purchase price of shares repurchased under the stock restriction and buy-sell agreement was to be computed, on a per share basis, equal to the sum of (i) the original purchase price(s) paid to acquire such shares from the Holding Company at the time they were sold pursuant to the Plan and (ii) the consolidated statutory net earnings (loss) per share of such shares during the period from the end of the month next preceding the month in which such shares were acquired pursuant to the plan, to the end of the month next preceding the month in which the closing sale of such shares to UTG occurs.  The consolidated statutory net earnings per Share was to be computed as the net income of the Holding Company and its subsidiaries on a consolidated basis in accordance with statutory accounting principles applicable to insurance companies, as computed by the Holding Company, except that earnings of insurance companies or block of business acquired after the original plan date, November 1, 2002, were to be adjusted to reflect the amortization of intangibles established at the time of acquisition in accordance with generally accepted accounting principles (GAAP), less any dividends paid to shareholders. The calculation of net earnings per Share was to be performed on a monthly basis using the number of common shares of the Holding Company outstanding as of the end of the reporting period. The purchase price for any Shares purchased hereunder was to be paid in cash within 60 days from the date of purchase subject to the receipt of any required regulatory approvals as provided in the Agreement.

At the June 2009 Board of Directors meeting, this program was terminated.  At the time of termination, the Company had 104,666 shares of common stock outstanding under the program.  During the third quarter 2009, the outstanding shares under the program were eliminated through either a cash payment or the issuance of additional shares of common stock at the option of the participant.  In exchange, the stock agreement was terminated and all rights under the agreement ended.  The Company repurchased 384 shares at a total cost of $6,259 and issued 65,699 additional shares of common stock of the Company to complete this exchange.

B.       STOCK REPURCHASE PROGRAM

On June 5, 2001, the Board of Directors of UTG authorized the repurchase in the open market or in privately negotiated transactions of up to $1 million of UTG’s common stock.  On June 16, 2004, an additional $1 million was authorized for repurchasing shares.  On April 18, 2006, an additional $1 million was authorized for repurchasing shares.  On June 16, 2010, an additional $500,000 was authorized for repurchasing shares at current market value.  Repurchased shares are available for future issuance for general corporate purposes.  This program can be terminated at any time.  Open market purchases are generally limited to a maximum per share price of the most recent reported per share GAAP equity book value of the Company.  Through February 15, 2011, UTG has spent $3,371,277 in the acquisition of 463,307 shares under this program.

C.       EARNINGS PER SHARE CALCULATIONS

The following is a reconciliation of the numerators and denominators of the basic and diluted EPS computations as presented on the income statement.

	For the Year Ended December 31, 2010
	(Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Income (Loss) attributable to Common Shareholders	$7,596,575	3,848,079	$1.97

Effect of Dilutive Securities
None	0	0

Diluted EPS
Income (Loss) attributable to Common Shareholders and Assumed Conversions	$7,596,575	3,848,079	$1.97

	For the Year Ended December 31, 2009
	(Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Income (Loss) attributable to Common Shareholders	$(4,290,247)	3,843,113	$(1.12)

Effect of Dilutive Securities
None	0	0

Diluted EPS
Income (Loss) attributable to Common Shareholders and Assumed Conversions	$(4,290,247)	3,843,113	$(1.12)

In accordance with FASB ASC Topic 260 “Earnings per share,” the computation of diluted earnings per share is the same as basic earnings per share for the years ending December 31, 2010 and 2009, as there were no outstanding securities, options or other offers that give the right to receive or acquire common shares of UTG.